Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The consolidated financial statements include the accounts of the Corporation and its principal subsidiaries as follows:

	Percentage ownership
	2025	2024
Ballard Fuel Cell Systems Inc.	100%	100%
Ballard Power Corporation	100%	100%
Ballard Services Inc.	100%	100%
Ballard Hong Kong Ltd.	100%	100%
Ballard US Inc.	100%	100%
Ballard Power Systems Europe A/S	100%	100%
Guangzhou Ballard Power Systems Co., Ltd.	100%	100%

Schedule of Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Computer equipment	3 to 10 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years

	December 31, 2025	December 31, 2024
Property, plant and equipment owned	$13,928	$9,000
Right-of-use assets	18,267	21,424
	$32,195	$30,424
Property, plant and equipment owned

Net carrying amounts	December 31, 2025	December 31, 2024
Computer equipment	$604	$545
Furniture and fixtures	3,300	3,300
Leasehold improvements	3,878	3,600
Production and test equipment	6,146	1,555
	$13,928	$9,000

Cost	December 31, 2024	Additions	Disposals	December 31, 2025
Computer equipment	$7,534	$335	$—	$7,869
Furniture and fixtures	5,496	—		5,496
Leasehold improvements	14,349	703	—	15,052
Production and test equipment	163,588	7,209	(38)	170,759
	$190,967	$8,247	$(38)	$199,176
9.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd)

Accumulated depreciation and impairment reserves	December 31, 2024	Depreciation	Disposals	Impairment	December 31, 2025
Computer equipment	$6,989	$—	$—	$276	$7,265
Furniture and fixtures	2,196	—	—	—	2,196
Leasehold improvements	10,749	—	—	425	11,174
Production and test equipment	162,033	150	(31)	2,461	164,613
	$181,967	$150	$(31)	$3,162	$185,248

Cost	December 31, 2023	Additions	Disposals	Effect of movements in exchange rates	December 31, 2024
Building	$—	$852	$(852)	$—	$—
Computer equipment	7,356	178	—	—	7,534
Furniture and fixtures	2,764	10	2,725	(3)	5,496
Leasehold improvements	10,780	1,227	2,335	7	14,349
Production and test equipment	146,097	23,075	(5,574)	(10)	163,588
	$166,997	$25,342	$(1,366)	$(6)	$190,967
9.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd)

Accumulated depreciation and impairment reserves	December 31, 2023	Depreciation	Disposals	Impairment	Effect of movements in exchange rates	December 31, 2024
Building	$—	$—	$(852)	$852	$—	$—
Computer equipment	5,951	455	—	585	(2)	6,989
Furniture and fixtures	1,328	474	(60)	458	(4)	2,196
Leasehold improvements	8,535	1,171	196	850	(3)	10,749
Production and test equipment	48,977	5,164	(387)	108,275	4	162,033
	$64,791	$7,264	$(1,103)	$111,020	$(5)	$181,967

Schedule of Leased Assets Depreciated Over the Lease Term or Their Useful Lives
Leased assets are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

Right-of-use asset - Property	1 to 15 years
Right-of-use asset - Office equipment	4 to 7 years
Right-of-use asset - Vehicles	1 to 5 years
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 17).

Net carrying amounts included in property, plant and equipment	December 31, 2025	December 31, 2024
Property	$18,035	$21,179
Equipment	87	34
Vehicle	145	211
	$18,267	$21,424

Cost	December 31, 2024	Additions	De-recognition	December 31, 2025
Property	$33,292	$3	$(561)	$32,734
Equipment	176	91	(92)	175
Vehicle	628	—	—	628
	$34,096	$94	$(653)	$33,537

Accumulated depreciation	December 31, 2024	Depreciation	De-recognition	December 31, 2025
Property	$12,113	$3,147	$(561)	$14,699
Equipment	142	38	(92)	88
Vehicle	417	66	—	483
	$12,672	$3,251	$(653)	$15,270

Cost	December 31, 2023	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2024
Property	$34,447	$13,460	$(14,629)	$14	$33,292
Equipment	176	—	—	—	176
Vehicle	637	91	(90)	(10)	628
	$35,260	$13,551	$(14,719)	$4	$34,096
9.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd)

Accumulated depreciation	December 31, 2023	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2024
Property	$20,757	$3,794	$(12,433)	$(5)	$12,113
Equipment	106	35	—	1	142
Vehicle	278	121	11	7	417
	$21,141	$3,950	$(12,422)	$3	$12,672

Schedule of Recognition and Measurement of Goodwill and Intangible Assets	Recognition and measurement

Goodwill	Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses. Impairment losses on goodwill are not reversed.
Research and development	Expenditure on research activities is recognized in profit or loss as incurred.
Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.
Intangible assets	Intangible assets, including patents, know-how, in-process research and development, trademarks and service marks, customer contracts and relationships, non-compete agreements, and software systems that are acquired or developed by the Corporation and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Schedule of Estimated Useful Lives of Goodwill and Intangible Assets	The estimated useful lives for current and comparative periods are as follows:

ERP management reporting software system	5 to 7 years
Internally generated fuel cell intangible assets	3 to 5 years